System Fund - Summary of System Fund (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
System fund [line items]
Assessment fees and contributions received from hotels	$ 1,562	$ 1,439	$ 1,351
Proceeds from sale of IHG Rewards Club points	324	283	222
Marketing	321	335	308
IHG Rewards Club	452	360	345
Payroll costs	339	311	295
Net (deficit)/surplus for the year	(69)	41	118
Interest expense on borrowings	69	74	74
IHG Rewards Club Loyalty Programme [member]
System fund [line items]
Interest expense on borrowings	$ 7	$ 3	$ 2